Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	NORTHEAST INVESTORS GROWTH FUND INC
CIK	dei_EntityCentralIndexKey	0000318192
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 29, 2016
Effective Date	dei_DocumentEffectiveDate	May 01, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016
NORTHEAST INVESTORS GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	Northeast Investors Growth Fund (the “Fund”) is a no-load fund whose investment objective is to produce long-term capital appreciation for its shareholders.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you purchase and hold shares of the Fund. Future expenses may be greater or less.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses Deducted From Fund Assets)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys or sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	28.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem at the end of the period. The example also assumes that your investment has a 5% return each year, including reinvested dividends and distributions, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund maintains a flexible investment policy which primarily targets common stocks of large domestic companies. The Fund emphasizes well-known companies which it believes to have strong management, solid financial fundamentals and which are established leaders in their industries. The Fund generally invests in companies with market capitalizations in excess of $10 billion.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

General: Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment and that you may lose money. Therefore, you should carefully evaluate the risks before you invest in the Fund.

Events in the financial markets have resulted in – and may again in the future cause – increased volatility. In addition, investments which were traditionally liquid may experience periods of diminished liquidity. Due to the interdependence among markets, events in one market may adversely impact other markets or issuers in unforeseen ways. In addition, governmental and regulatory responses to market events may impair the Fund’s ability to pursue certain investment techniques or strategies or may have unexpected consequences on particular markets or issuers.

Stock Market Risk: Because the Fund invests primarily in common stocks, the value of your investment has the potential to decrease in response to changes in investor perception or to developments in economic, political, regulatory, issuer or market conditions, here or abroad. Different market sectors and different types of equity securities can react differently to these changing conditions. Historically, the performance of the stock market has been more volatile than the performance of the bond market. If a company is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

Portfolio Risk: Changing economic and market conditions as well as declining fundamentals, such as revenues or earnings per share, associated with individual companies or industries in which the Fund is invested, can affect the value of your investment. The degree to which the Fund's share price reacts to these factors will depend upon the Fund's level of exposure to the companies or industries that are being affected.

"Growth Stock" Volatility Risk: Growth stocks can perform differently and be more volatile than other types of stocks and the market as a whole. Growth stocks may be more sensitive to changes in revenues or earnings news than other types of stocks.

Manager Risk: There is the chance that poor security selection may result in losses or poor performance even in a rising market as compared to other funds with similar investment philosophies.

Cybersecurity Risk: The attempted theft, loss, misuse or unauthorized access to confidential data related to the Fund or its shareholders has the ability to cause disruptions in the Fund’s operations and may result in financial losses to the Fund and its shareholders. While measures have been developed to reduce the risks associated with such breaches or failures, there is no guarantee that those measures will be effective.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 7 of the Prospectus.

May Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment and that you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following performance related information provides some indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance varied from one calendar year to another over the past ten years.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance varied from one calendar year to another over the past ten years.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance - whether before taxes or after taxes – does not guarantee future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund may experience short-term swings of performance as suggested by the best and worst calendar quarter returns.

Best quarter: June 30, 2009, up 14.00%

Worst Quarter: December 31, 2008, down 22.79%

The following table shows the average annual total returns of the Fund compared with those of a relevant market index over set periods of time. The table also presents the impact of taxes on the Fund's returns.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Return for the Periods Ended December 31, 2015:
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The unmanaged Standard & Poor's 500 Index TM is shown for comparative purposes only and reflects no adjustments for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	To calculate after-tax returns, we used the highest individual federal marginal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

To calculate after-tax returns, we used the highest individual federal marginal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes. Return after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares. Actual after-tax returns depend on the individual investor's tax situation and may differ from those shown.

Please note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

Keep in mind that past performance - whether before taxes or after taxes – does not guarantee future results.

NORTHEAST INVESTORS GROWTH FUND INC | NORTHEAST INVESTORS GROWTH FUND INC SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTHFX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Wire Transfer Fee	rr_ShareholderFeeOther	$ 10.00
Management Fee	rr_ManagementFeesOverAssets	0.66%
Distribution (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 132
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	412
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	713
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,566
2006	rr_AnnualReturn2006	9.24%
2007	rr_AnnualReturn2007	13.90%
2008	rr_AnnualReturn2008	(41.61%)
2009	rr_AnnualReturn2009	29.05%
2010	rr_AnnualReturn2010	16.38%
2011	rr_AnnualReturn2011	(7.84%)
2012	rr_AnnualReturn2012	12.42%
2013	rr_AnnualReturn2013	26.11%
2014	rr_AnnualReturn2014	5.47%
2015	rr_AnnualReturn2015	4.41%
1 Year	rr_AverageAnnualReturnYear01	4.41%
5 Years	rr_AverageAnnualReturnYear05	7.55%
10 Years	rr_AverageAnnualReturnYear10	4.61%
NORTHEAST INVESTORS GROWTH FUND INC | Return After Taxes on Distributions | NORTHEAST INVESTORS GROWTH FUND INC SHARES
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.53%
5 Years	rr_AverageAnnualReturnYear05	5.28%
10 Years	rr_AverageAnnualReturnYear10	3.29%
NORTHEAST INVESTORS GROWTH FUND INC | Return After Taxes on Distributions and Sale of Fund Shares | NORTHEAST INVESTORS GROWTH FUND INC SHARES
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.90%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years	rr_AverageAnnualReturnYear10	3.69%
NORTHEAST INVESTORS GROWTH FUND INC | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.57%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.31%	[1]

[1]	The unmanaged Standard & Poor's 500 Index TM is shown for comparative purposes only and reflects no adjustments for fees, expenses or taxes.